Equity - Schedule of Shareholder List Other (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Number of shares outstanding	512,406,760,091	512,406,760,091	512,406,760,091	512,406,760,091
Third party custody [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding		640,844,096